ACCOUNTS RECEIVABLE (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 133,692	$ 18,319
Less: Allowance for doubtful accounts	(9,139)
Total	$ 124,553	$ 18,319